Discontinued Products (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Products [Abstract]
Activity in the Reserve for Anticipated Future Losses
The activity in the reserve for anticipated future losses on discontinued products in 2011, 2010 and 2009 was as follows (pretax):

(Millions)	2011	2010	2009
Reserve, beginning of period	$884.8	$789.2	$790.4
Operating loss	(16.9)	(15.4)	(34.8)
Net realized capital gains (losses)	28.4	111.0	(8.5)
Cumulative effect of new accounting standard as of April 1, 2009 (1)	—	—	42.1
Reserve, end of period	$896.3	$884.8	$789.2

(1)
The adoption of new accounting guidance from other-than-temporary impairments of debt securities in 2009 resulted in a cumulative effect adjustment at April 1, 2009. Refer to Note 2 beginning on page 66 for additional information. This amount is not reflected in accumulated other comprehensive loss and retained earnings in our shareholders' equity since the results of discontinued products do not impact our operating results.

Anticipated Runoff Of Discontinued Products Reserve Balance [Table Text Block]

The anticipated run-off of the discontinued products reserve balance at December 31, 2011 (assuming that assets are held until maturity and that the reserve run-off is proportional to the liability run-off) is as follows:

(Millions)
2012	$47.9
2013	47.0
2014	46.0
2015	44.9
2016	43.6
Thereafter	666.9

Assets and Liabilities Supporting Discontinued Products

Assets and liabilities supporting discontinued products at 2011 and 2010 were as follows: (1)

(Millions)	2011	2010
Assets:
Debt and equity securities available for sale	$2,589.7	$2,611.9
Mortgage loans	437.1	498.8
Other investments	619.2	601.6
Total investments	3,646.0	3,712.3
Other assets	130.0	90.4
Collateral received under securities loan agreements	—	35.1
Current and deferred income taxes	15.7	20.7
Receivable from continuing products (2)	523.2	492.4
Total assets	$4,314.9	$4,350.9
Liabilities:
Future policy benefits	$3,005.8	$3,162.2
Policyholders' funds	8.2	10.2
Reserve for anticipated future losses on discontinued products	896.3	884.8
Collateral payable under securities loan agreements	—	35.1
Other liabilities (3)	404.6	258.6
Total liabilities	$4,314.9	$4,350.9

(1)	Assets supporting the discontinued products are distinguished from assets supporting continuing products.

(2)	The receivable from continuing products is eliminated in consolidation.

(3)	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.

Expected Runoff Of Single Premium Annuities And Guaranteed Investment Contracts Liabilities [Table Text Block]	At December 31, 2011, the expected run-off of the SPA and GIC liabilities, including future interest, was as follows:

(Millions)
2012	$423.4
2013	410.6
2014	387.0
2015	369.6
2016	352.4
Thereafter	4,475.5

Comparison Of Expected And Actual Runoff Of Single Premium Annuities And Guaranteed Investment Contracts Liabilities [Table Text Block]
The liability expected at December 31, 1993 and actual liability balances at December 31, 2011, 2010 and 2009 for the GIC and SPA liabilities were as follows:

	Expected		Actual
(Millions)	GIC	SPA	GIC	SPA
2009	$19.1	$3,103.9	$12.1	$3,301.0
2010	18.0	2,943.5	10.2	3,162.2
2011	17.0	2,780.5	8.2	3,005.8